Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Interest and fees on loans	$ 36,407	$ 40,267	$ 43,211
Interest on investment securities:
U.S. Government sponsored enterprises	5,414	5,035	5,461
States and political subdivisions	3,180	2,173	1,242
Other	258	205	123
Total interest income	45,259	47,680	50,037
Interest expense:
NOW, MMDA & savings deposits	2,263	3,472	2,965
Time deposits	5,035	6,786	9,687
FHLB borrowings	2,956	3,285	3,577
Junior subordinated debentures	407	411	546
Other	285	394	412
Total interest expense	10,946	14,348	17,187
Net interest income	34,313	33,332	32,850
Provision for loan losses	12,632	16,438	10,535
Net interest income after provision for loan losses	21,681	16,894	22,315
Non-interest income:
Service charges	5,106	5,626	5,573
Other service charges and fees	2,090	2,195	2,058
Other than temporary impairment losses	(144)	(291)	(723)
Gain on sale of securities	4,406	3,348	1,795
Mortgage banking income	757	532	827
Insurance and brokerage commissions	471	390	414
Loss on sale and write-down of other real estate	(1,322)	(704)	(501)
Miscellaneous	3,149	2,788	2,380
Total non-interest income	14,513	13,884	11,823
Non-interest expense:
Salaries and employee benefits	14,766	14,124	14,758
Occupancy	5,339	5,436	5,409
Other	9,467	9,388	9,716
Total non-interest expense	29,572	28,948	29,883
Earnings before income taxes	6,622	1,830	4,255
Income tax expense (benefit)	1,463	(11)	1,339
Net earnings	5,159	1,841	2,916
Dividends and accretion of preferred stock	1,393	1,394	1,246
Net earnings available to common shareholders	$ 3,766	$ 447	$ 1,670
Basic net earnings per common share (in dollars per share)	$ 0.68	$ 0.08	$ 0.30
Diluted net earnings per common share (in dollars per share)	$ 0.68	$ 0.08	$ 0.30
Cash dividends declared per common share (in dollars per share)	$ 0.08	$ 0.08	$ 0.26